Segment Reporting	9 Months Ended
Sep. 30, 2019
Segment Reporting
Segment Reporting

20. Segment Reporting

The Group determines its operating segments from both business and geographic perspectives as follows:

(i)	Innovation Platform (Drug R&D): focuses on discovering, developing and commercializing targeted therapeutics and immunotherapies for the treatment of cancer and immunological diseases; and
(ii)

Commercial Platform: comprises of the manufacture, marketing and distribution of prescription and over‑the‑counter pharmaceuticals in the PRC as well as consumer health products through Hong Kong. The Commercial Platform is further segregated into two core business areas:

(a)	Prescription Drugs: comprises the development, manufacture, distribution, marketing and sale of prescription pharmaceuticals; and
(b)	Consumer Health: comprises the development, manufacture, distribution, marketing and sale of over‑the‑counter pharmaceuticals and consumer health products.

Innovation Platform and Prescription Drugs businesses under the Commercial Platform are primarily located in the PRC. The locations for Consumer Health business under the Commercial Platform are further segregated into the PRC and Hong Kong.

The performance of the reportable segments is assessed based on operating (loss)/profit.

For the nine months ended September 30, 2019, the Group began including the results of a prescription pharmaceutical developed from the Innovation Platform into the Prescription Drugs business under the Commercial Platform.

The segment information is as follows:

	Nine Months Ended September 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	10,841	114,919	9,276	16,510	140,705	—	151,546
Interest income	287	47	20	16	83	3,812	4,182
Equity in earnings of equity investees, net of tax	238	23,486	6,784	—	30,270	—	30,508
Operating (loss)/profit	(96,979)	31,344	6,876	1,080	39,300	(13,682)	(71,361)
Interest expense	—	—	—	—	—	771	771
Income tax expense	169	666	(92)	154	728	1,662	2,559
Net (loss)/income attributable to the Company	(96,907)	29,801	6,211	439	36,451	(16,006)	(76,462)
Depreciation/amortization	3,313	118	16	67	201	120	3,634
Additions to non-current assets (other than financial instruments and deferred tax assets)	6,563	2,624	14	3	2,641	156	9,360

	As at September 30, 2019
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	122,831	130,597	63,272	11,561	205,430	125,831	454,092
Property, plant and equipment	17,128	312	67	322	701	699	18,528
Right-of-use assets	2,922	2,191	24	407	2,622	1,022	6,566
Leasehold land	1,108	—	—	—	—	—	1,108
Goodwill	—	2,681	407	—	3,088	—	3,088
Other intangible asset	—	288	—	—	288	—	288
Investments in equity investees	8,732	78,308	58,297	—	136,605	—	145,337

	Nine Months Ended September 30, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription
	R&D	Drugs	Consumer Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Revenue from external customers	32,889	99,007	9,236	19,869	128,112	—	161,001
Interest income	35	43	11	56	110	4,275	4,420
Equity in earnings of equity investees, net of tax	(18,719)	23,074	6,695	—	29,769	—	11,050
Operating (loss)/profit	(80,372)	27,255	7,134	1,814	36,203	(7,646)	(51,815)
Interest expense	—	—	—	60	60	668	728
Income tax expense	40	848	104	283	1,235	1,720	2,995
Net (loss)/income attributable to the Company	(80,212)	24,774	6,367	717	31,858	(9,915)	(58,269)
Depreciation/amortization	2,409	100	17	16	133	20	2,562
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,860	13	7	438	458	746	5,064

	As at December 31, 2018
	Innovation
	Platform	Commercial Platform
	Drug	Prescription	Consumer
	R&D	Drugs	Health
				Hong
	PRC	PRC	PRC	Kong	Subtotal	Unallocated	Total
	(in US$’000)
Total assets	100,388	118,445	67,352	11,686	197,483	234,247	532,118
Property, plant and equipment	15,223	204	71	418	693	700	16,616
Leasehold land	1,174	—	—	—	—	—	1,174
Goodwill	—	2,779	407	—	3,186	—	3,186
Other intangible asset	—	347	—	—	347	—	347
Investments in equity investees	8,514	68,812	60,992	—	129,804	—	138,318

Revenue from external customers is after elimination of inter-segment sales. Sales between segments are carried out at mutually agreed terms.

There was one customer which accounted for over 10% of the Group’s revenue for the nine months ended September 30, 2019 and 2018 respectively.

Unallocated expenses mainly represent corporate expenses which include corporate employee benefit expenses and the relevant share-based compensation expenses. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

A reconciliation of operating loss to net loss is as follows:

	Nine Months Ended
	September 30,
	2019	2018
	(in US$’000)
Operating loss	(71,361)	(51,815)
Interest expense	(771)	(728)
Income tax expense	(2,559)	(2,995)
Net loss	(74,691)	(55,538)